Investments (Schedule Of Other Long-Term Investments) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Investment [Line Items]
Other long-term investments	$ 26,167	$ 42,985
Mortgage Loans, At Cost [Member]
Investment [Line Items]
Other long-term investments	551	14,481
Investment Real Estate, At Depreciated Cost [Member]
Investment [Line Items]
Other long-term investments	3,165	2,154
Low-Income Housing Interests [Member]
Investment [Line Items]
Other long-term investments	12,188	14,482
Collateral Loans [Member]
Investment [Line Items]
Other long-term investments	7,598	8,913
Other [Member]
Investment [Line Items]
Other long-term investments	$ 2,665	$ 2,955